Other Non-Current Assets	12 Months Ended
Dec. 31, 2019
Investments All Other Investments [Abstract]
Other Non-Current Assets
13.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31,	December 31,
	2019	2018
Equity securities	23	19
Long-term state receivables	358	391
Deposits and other non-current assets	56	42
Total	437	452

Long-term state receivables include receivables related to funding and receivables related to tax refund.  Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects.  Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

In 2019 and 2018, the Company entered into a factoring transaction to accelerate the realization in cash of some non-current assets.  As at December 31, 2019, $131 million of the non-current assets were sold without recourse, compared to $122 million as at December 31, 2018, with a financial cost of less than $1 million for both periods.